Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Share capital [Member]	Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Attributable to the shareholders of the Company [Member]	Non-controlling interests [Member]	Total
Balance as at Start of Period at Dec. 31, 2022	$ 549	$ 233	$ (570)	$ 127	$ (260)	$ 5,385	$ 5,464	$ 249	$ 5,713
Share-based compensation	0	1	0	6	0	0	7	0	7
Dividends	0	0	0	0	0	(474)	(474)	(15)	(489)
Comprehensive income	0	0	85	14	0	672	771	35	806
Balance as at End of Period at Dec. 31, 2023	549	234	(485)	147	(260)	5,583	5,768	269	6,037
Share-based compensation	0	4	0	6	0	0	10	0	10
Dividends	0	0	0	0	0	(251)	(251)	(57)	(308)
Comprehensive income	0	0	(241)	6	0	432	197	51	248
Balance as at End of Period at Dec. 31, 2024	549	238	(726)	159	(260)	5,764	5,724	263	5,987
Share-based compensation	0	2	0	10	0	0	12	0	12
Dividends	0	0	0	0	0	(224)	(224)	(64)	(288)
Comprehensive income	0	0	231	11	0	229	471	61	532
Balance as at End of Period at Dec. 31, 2025	$ 549	$ 240	$ (495)	$ 180	$ (260)	$ 5,769	$ 5,983	$ 260	$ 6,243